Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares		Jun. 30, 2023		Dec. 31, 2022
Statement of Financial Position [Abstract]
Common Stock, No Par Value		$ 0	[1]	$ 0
Common Stock, Shares Authorized		650,000,000	[1]	650,000,000
Common Stock, Shares, Issued	[1]	248,058,700		232,636,700
Common Stock, Shares, Outstanding		248,058,700		232,636,700
Treasury Stock, Shares		11,640,460	[1]	11,640,460

[1]	1 American Depositary Share (ADS) represents 20 Ordinary Shares